Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Feb. 24, 2015	May 08, 2014	Jul. 21, 2014	Oct. 15, 2014	Dec. 31, 2014	Feb. 13, 2015	Mar. 05, 2015
Subsequent Event [Line Items]
Payment terms					The bank loans are payable in U.S. Dollars in quarterly with balloon payments due at maturity between July 2020 and July 2021.
Date of dividend payment	Mar. 23, 2015	May 29, 2014	Aug. 08, 2014	Nov. 07, 2014
Date of dividend record	Mar. 10, 2015	May 20, 2014	Aug. 01, 2014	Oct. 31, 2014
Dividend per share declared	$ 0.19
Syndicated secured term loan facility | Ocean Rig Apollo
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 475,000
Payment terms						This facility has a 5 year term, and approximate 12 year repayment profile, and bears interest at LIBOR plus a margin.
Debt Instrument - variable interest rate basis						LIBOR
Line of credit facility amount drawn down							$ 462,000